Trade accounts receivables - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 9,132,860	R$ 6,848,454
Current | Current
Trade Accounts Receivables [Line Items]
Current financial assets	8,216,570	5,904,402
Overdue | Up to 30 days
Trade Accounts Receivables [Line Items]
Current financial assets	682,142	644,644
Overdue | From 31 to 60 days
Trade Accounts Receivables [Line Items]
Current financial assets	134,674	57,395
Overdue | From 61 to 90 days
Trade Accounts Receivables [Line Items]
Current financial assets	38,187	97,639
Overdue | From 91 to 120 days
Trade Accounts Receivables [Line Items]
Current financial assets	17,701	40,533
Overdue | From 121 to 180 days
Trade Accounts Receivables [Line Items]
Current financial assets	12,402	34,708
Overdue | From 181 days
Trade Accounts Receivables [Line Items]
Current financial assets	31,184	69,133
Factoring of receivables [member]
Trade Accounts Receivables [Line Items]
Current financial assets	6,821,539	4,273,623
Expected credit losses
Trade Accounts Receivables [Line Items]
Current financial assets	(30,300)	(31,962)
Country of domicile | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	1,989,455	1,785,157
Country of domicile | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets	83,343	45,650
Foreign countries | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	7,090,160	5,049,609
Foreign countries | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 202